Notes payable - Bloom notes (Details) $ in Millions		12 Months Ended
	Jan. 18, 2022 USD ($) item	Dec. 31, 2022 USD ($)
Bloom Notes
Notes payable
Principal amount	$ 160.0
Term of debt	3 years
Number of notes | item	3
Interest expense		$ 13.7
Bloom Notes - 2023
Notes payable
Principal amount	$ 50.0
Interest rate	6.00%
Bloom Notes - 2024
Notes payable
Principal amount	$ 50.0
Interest rate	6.00%
Bloom Notes - 2025
Notes payable
Principal amount	$ 60.0
Interest rate	4.00%